Accrued Expenses - Schedule of Accrued Expenses (Parenthetical) (Details) - USD ($) $ in Millions	Sep. 30, 2021	Jun. 30, 2021
Accounts Payable
Payables And Accruals [Line Items]
Bed taxes		$ 0.3
Healthcare Services
Payables And Accruals [Line Items]
Bed taxes	$ 0.1	$ 0.7
Healthcare Services | Accounts Payable
Payables And Accruals [Line Items]
Bed taxes	0.1
Wellington Transition
Payables And Accruals [Line Items]
Bed taxes	$ 0.7